Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable	3. ACCOUNTS RECEIVABLE As at December 31, 2017, the Company had outstanding accounts receivable of $500,000 (2016 - $0). The entire amount was received subsequent to year end.